UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

Logan Circle Partners Core Plus Fund

Semi-Annual Report	April 30, 2015

Investment Adviser: Logan Circle Partners L.P.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2015 (Unaudited)

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-800-252-4993; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2015 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS MORTGAGE-BACKED SECURITIES — 46.6%
	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS — 39.5%
FHLMC
6.000%, 04/15/36	$40,780	$46,810
4.000%, 08/01/44	46,623	50,390
FHLMC Multifamily Structured Pass-Through Certificates, Ser K041, Cl A2
3.171%, 10/25/24	30,000	31,506
FNMA
5.000%, 04/25/35	20,076	22,483
3.021%, 08/25/24 (A)	10,000	10,290
FNMA TBA
6.000%, 05/01/32	205,000	234,275
5.500%, 04/30/35	140,000	158,494
5.000%, 05/01/38	110,000	122,515
4.500%, 05/01/38	310,000	337,391
4.000%, 05/01/39	485,000	518,255
3.500%, 05/01/41	1,785,000	1,873,891
3.000%, 04/01/42	285,000	289,993
GNMA
5.500%, 07/20/43	12,717	14,485
5.294%, 05/20/60	94,034	101,871
GNMA IO
1.054%, 10/16/49 (A)	93,516	6,577
0.431%, 04/16/54 (A)	95,517	4,059
GNMA TBA
3.500%, 05/15/41	140,000	147,689

		3,970,974

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2015 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 7.1%
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	$25,000	$25,073
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A5
2.380%, 08/25/34 (A)	24,744	24,308
Citigroup/Deutsche Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ
5.225%, 07/15/44 (A)	50,000	50,583
Citigroup/Deutsche Commercial Mortgage Trust, Ser 2006-CD2, Cl A1B
5.299%, 01/15/46 (A)	7,885	8,040
Commercial Mortgage Trust, Ser CR22, Cl A5
3.309%, 03/10/48	5,000	5,159
CSMC Mortgage-Backed Trust, Ser 2007-5, Cl 8A2
6.000%, 10/25/24	48,066	50,345
First Horizon Mortgage Pass-Through Trust, Ser 2005-AR1, Cl 2A1
2.573%, 04/25/35 (A)	28,510	27,988
FREMF Mortgage Trust, Ser K24, Cl B
3.502%, 11/25/45 (A) (B)	25,000	25,617
GE Commercial Mortgage Trust, Ser 2007-C1, Cl A1A
5.483%, 12/10/49 (A)	12,161	12,962
GS Mortgage Securities Trust, Ser GC28, Cl A5
3.396%, 02/10/48	25,000	25,959
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl A4
5.814%, 06/12/43 (A)	25,313	26,182
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AM
5.878%, 02/12/51 (A)	10,000	10,926
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A1A
5.439%, 01/15/49	44,845	47,862
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (A)	30,000	31,243
JPMorgan Chase Commercial Mortgage Trust, Ser 2005-LDP1, Cl E
5.860%, 03/15/46 (A) (B)	2,419	2,418
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 1A1
5.280%, 07/25/35 (A)	22,560	22,329
LB Commercial Mortgage Trust, Ser C3, Cl AM
5.900%, 07/15/44 (A)	10,000	10,863
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl B
5.350%, 11/15/40	45,000	45,688

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2015 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value

Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl AM
5.107%, 07/12/38 (A)	$25,000	$25,093
Morgan Stanley Capital I Trust, Ser 2006-IQ12, Cl AM
5.370%, 12/15/43	70,000	73,992
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl A1A
5.827%, 06/11/42 (A)	48,618	52,312
Motel 6 Trust, Ser MTL6, Cl A2A2
2.605%, 02/05/30 (B)	25,000	25,159
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl A4
5.509%, 04/15/47	10,000	10,516
Wachovia Bank Commercial Mortgage Trust, Ser C26, Cl AM
6.170%, 06/15/45 (A)	20,000	20,952
WFRBS Commercial Mortgage Trust, Ser C19, Cl A3
3.660%, 03/15/47	50,000	53,158

		714,727

TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,682,596)		4,685,701

CORPORATE OBLIGATIONS — 34.0%

CONSUMER DISCRETIONARY — 3.5%
Amazon.com
4.950%, 12/05/44	20,000	21,246
1.200%, 11/29/17	15,000	14,997
Comcast
6.950%, 08/15/37	25,000	33,945
DIRECTV Holdings
4.450%, 04/01/24	30,000	31,663
DISH DBS
6.750%, 06/01/21	25,000	26,471
General Motors
5.000%, 04/01/35	20,000	20,846
4.875%, 10/02/23	40,000	43,321
NVR
3.950%, 09/15/22	25,000	25,933
QVC
5.450%, 08/15/34	15,000	14,477
4.375%, 03/15/23	55,000	55,615
Time Warner Cable
7.300%, 07/01/38	20,000	22,154
6.550%, 05/01/37	30,000	31,065

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER DISCRETIONARY — continued
Time Warner Entertainment
8.375%, 07/15/33	$5,000	$6,058

		347,791

CONSUMER STAPLES — 1.3%
Altria Group
10.200%, 02/06/39	15,000	26,050
Anheuser-Busch InBev Worldwide
5.375%, 01/15/20	10,000	11,460
ConAgra Foods
4.950%, 08/15/20	25,000	27,346
Innovation Ventures
9.500%, 08/15/19 (B)	25,000	25,750
JM Smucker
2.500%, 03/15/20 (B)	20,000	20,148
Walgreens Boots Alliance
4.800%, 11/18/44	5,000	5,183
3.800%, 11/18/24	15,000	15,378

		131,315

ENERGY — 3.4%
BP Capital Markets
3.506%, 03/17/25	45,000	45,828
California Resources
6.000%, 11/15/24	5,000	4,706
Chesapeake Energy
6.625%, 08/15/20	25,000	25,750
3.525%, 04/15/19 (A)	20,000	19,200
Chevron
3.191%, 06/24/23	15,000	15,519
Energy Transfer Partners
6.050%, 06/01/41	15,000	16,133
4.050%, 03/15/25	20,000	20,006
Enterprise Products Operating
7.034%, 01/15/68 (A)	15,000	16,256
5.250%, 01/31/20	25,000	28,216
Kinder Morgan
4.300%, 06/01/25	25,000	25,349
Paragon Offshore
7.250%, 08/15/24 (B)	30,000	12,450

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

ENERGY — continued
Petroleos Mexicanos
5.625%, 01/23/46	$26,000	$26,055
Spectra Energy Partners
3.500%, 03/15/25	20,000	19,998
Transocean
3.000%, 10/15/17	30,000	28,950
Williams Partners
5.100%, 09/15/45	40,000	37,587

		342,003

FINANCIALS — 9.8%
American Express
3.625%, 12/05/24	30,000	30,383
American International Group
4.375%, 01/15/55	25,000	24,262
American Tower Trust I
3.070%, 03/15/23 (B)	30,000	29,973
Ameriprise Financial
7.518%, 06/01/66 (A)	16,000	16,560
Andina de Fomento
4.375%, 06/15/22	25,000	27,440
Apollo Management Holdings
4.000%, 05/30/24 (B)	25,000	25,571
Bank of America MTN
4.000%, 01/22/25	70,000	69,380
Bear Stearns
5.550%, 01/22/17	25,000	26,716
Compass Bank
6.400%, 10/01/17	30,000	32,863
Crown Castle Towers
4.174%, 08/15/17 (B)	20,000	20,804
Discover Financial Services
3.950%, 11/06/24	35,000	35,419
Farmers Exchange Capital III
5.454%, 10/15/54 (A) (B)	20,000	21,100
Goldman Sachs Capital I
6.345%, 02/15/34	25,000	30,106

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

FINANCIALS — continued
Goldman Sachs Group
6.750%, 10/01/37	$25,000	$31,403
5.375%, 12/31/49 (A)	35,000	34,930
4.800%, 07/08/44	15,000	15,937
2.600%, 04/23/20	30,000	30,127
1.861%, 11/29/23 (A)	20,000	20,366
JPMorgan Chase
3.875%, 09/10/24	35,000	35,352
KKR Group Finance III
5.125%, 06/01/44 (B)	35,000	35,657
MetLife
10.750%, 08/01/39	30,000	50,250
Morgan Stanley
5.550%, 12/29/49 (A)	35,000	35,175
4.300%, 01/27/45	25,000	24,583
3.950%, 04/23/27	20,000	19,633
Mutual of Omaha Insurance
4.297%, 07/15/54 (A) (B)	25,000	25,590
Nomura Holdings MTN
2.000%, 09/13/16	50,000	50,483
Royal Bank of Scotland Group
2.550%, 09/18/15	30,000	30,175
Sirius International Group
7.506%, 05/29/49 (A) (B)	30,000	31,425
Validus Holdings
8.875%, 01/26/40	15,000	20,640
Wachovia Capital Trust III
5.570%, 03/15/11 (A)	20,000	19,925
Wells Fargo
4.100%, 06/03/26	45,000	46,640
3.900%, 05/01/45	20,000	19,378
Willis Group Holdings
4.125%, 03/15/16	15,000	15,353

		983,599

HEALTH CARE — 4.6%
Actavis Funding SCS
3.800%, 03/15/25	25,000	25,269
Amgen
4.400%, 05/01/45	10,000	9,851

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

HEALTH CARE — continued
Boston Scientific
6.000%, 01/15/20	$10,000	$11,487
Forest Laboratories
4.875%, 02/15/21 (B)	40,000	43,833
Gilead Sciences
4.500%, 02/01/45	30,000	31,604
3.500%, 02/01/25	15,000	15,557
Hospira
5.200%, 08/12/20	55,000	62,629
Life Technologies
6.000%, 03/01/20	25,000	28,763
Medco Health Solutions
4.125%, 09/15/20	25,000	26,957
Medtronic
4.625%, 03/15/45 (B)	40,000	43,085
3.500%, 03/15/25 (B)	30,000	31,023
3.150%, 03/15/22 (B)	20,000	20,659
Merck
2.350%, 02/10/22	30,000	29,843
Pfizer
6.200%, 03/15/19	15,000	17,455
Teva Pharmaceutical Finance IV
3.650%, 11/10/21	12,000	12,503
UnitedHealth Group
3.875%, 10/15/20	25,000	27,261
Zimmer Holdings
3.550%, 04/01/25	25,000	25,049

		462,828

INDUSTRIALS — 1.0%
American Airlines Pass-Through Trust, Ser 2014-1, Cl B
4.375%, 10/01/22	35,000	36,356
General Electric
5.250%, 12/06/17	20,000	22,036
4.500%, 03/11/44	20,000	21,953
General Electric Capital MTN
0.659%, 05/05/26 (A)	20,000	19,130

		99,475

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

INFORMATION TECHNOLOGY — 2.2%
Advanced Micro Devices
7.500%, 08/15/22	$30,000	$24,600
Apple
2.150%, 02/09/22	25,000	24,574
Hewlett-Packard
3.750%, 12/01/20	20,000	21,082
Oracle
3.900%, 05/15/35	40,000	39,394
2.500%, 05/15/22	35,000	34,785
2.250%, 10/08/19	25,000	25,399
Seagate HDD Cayman
5.750%, 12/01/34 (B)	30,000	31,752
Tyco Electronics Group
6.550%, 10/01/17	20,000	22,328

		223,914

MATERIALS — 3.3%
Albemarle
5.450%, 12/01/44	20,000	21,194
4.150%, 12/01/24	25,000	25,729
ArcelorMittal
7.500%, 03/01/41	25,000	25,562
Axiall
4.875%, 05/15/23	30,000	30,300
Barrick
4.100%, 05/01/23	32,000	31,580
Georgia-Pacific
8.875%, 05/15/31	25,000	37,578
3.600%, 03/01/25 (B)	15,000	15,304
NOVA Chemicals
5.250%, 08/01/23 (B)	30,000	31,575
Rayonier AM Products
5.500%, 06/01/24 (B)	25,000	22,000
Rio Tinto Finance USA
1.375%, 06/17/16	25,000	25,124
Rockwood Specialties Group
4.625%, 10/15/20	30,000	31,275
Southern Copper
5.875%, 04/23/45	20,000	19,666

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

MATERIALS — continued
Vale Overseas
8.250%, 01/17/34	$15,000	$17,179

		334,066

TELECOMMUNICATION SERVICES — 4.6%
AT&T
3.400%, 05/15/25	35,000	34,630
2.450%, 06/30/20	20,000	19,978
Avaya
9.000%, 04/01/19 (B)	30,000	30,975
BellSouth
6.000%, 11/15/34	20,000	21,701
Intelsat Jackson Holdings
5.500%, 08/01/23	40,000	37,650
Nokia
6.625%, 05/15/39	30,000	35,850
Sky
6.100%, 02/15/18 (B)	20,000	22,225
Sprint Capital
8.750%, 03/15/32	50,000	51,250
Verizon Communications
6.550%, 09/15/43	5,000	6,256
5.050%, 03/15/34	146,000	155,842
4.672%, 03/15/55 (B)	50,000	46,802

		463,159

UTILITIES — 0.3%
Duke Energy Progress
4.100%, 03/15/43	15,000	15,746
Monongahela Power
5.400%, 12/15/43 (B)	15,000	17,923

		33,669

TOTAL CORPORATE OBLIGATIONS (Cost $3,463,833)		3,421,819

U.S. TREASURY OBLIGATIONS — 10.0%
U.S. Treasury Bonds
3.000%, 11/15/44	115,000	121,011
2.500%, 02/15/45	20,000	19,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2015 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value

U.S. Treasury Notes
2.000%, 02/15/25	$595,000	$592,583
1.375%, 03/31/20	270,000	269,135

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,008,689)		1,001,729

ASSET-BACKED SECURITIES — 5.5%
Access Group, Ser 2006-1, Cl B
0.712%, 08/25/37 (A)	46,052	42,299
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl B
1.070%, 03/08/18	100,000	100,233
Bear Stearns Asset Backed Securities I Trust, Ser 2005-FR1, Cl M1
0.680%, 06/25/35 (A)	74,222	73,789
Carfinance Capital Auto Trust, Ser 2013-1A, Cl A
1.650%, 07/17/17 (B)	29,617	29,629
Renaissance Home Equity Loan Trust, Ser 2005-4, Cl A3
5.565%, 02/25/36	24,281	23,737
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl B
1.830%, 03/15/17	46,452	46,483
SLM Private Credit Student Loan Trust, Ser 2005-B, Cl A2
0.451%, 03/15/23 (A)	138,691	137,716
SMB Private Education Loan Trust, Ser 2015-A, Cl A3
1.000%, 02/17/32 (A) (B)	100,000	99,996

TOTAL ASSET-BACKED SECURITIES (Cost $552,541)		553,882

MUNICIPAL BONDS — 0.8%
GEORGIA — 0.8%
Municipal Electric Authority of Georgia
7.055%, 04/01/57	40,000	46,387
6.637%, 04/01/57	25,000	32,348

TOTAL MUNICIPAL BONDS (Cost $81,324)		78,735

LOAN PARTICIPATIONS — 1.7%
Avago Technologies, Term Loan
3.750%, 05/06/21	21,696	21,787
Chrysler Group, Term Loan B
3.500%, 05/24/17	25,000	25,025

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2015 (Unaudited)

LOAN PARTICIPATIONS — continued
	Face Amount	Value

First Data, 1st Lien
0.000%, 03/23/18 (C)	$25,000	$25,047
MacDermid, Term Loan B
4.000%, 06/05/20	29,924	30,181
Sungard Availability Services Capital, Term Loan
6.000%, 03/29/19	19,950	18,167
The Weather Channel Holdings, 1st Lien
0.000%, 06/26/20 (C)	10,000	9,350
The Weather Channel Holdings, 2nd Lien
7.000%, 06/26/20	25,000	23,375
Valeant Pharmaceuticals, Term Loan B
0.000%, 03/11/22 (C)	20,000	20,129

TOTAL LOAN PARTICIPATIONS (Cost $171,446)		173,061

TIME DEPOSIT — 37.4%
Brown Brothers Harriman Sweep Interest, 0.030%, 05/01/15 (Cost $3,753,553)	3,753,553	3,753,553

TOTAL INVESTMENTS — 136.0% (Cost $13,713,982)		$13,668,480

Percentages are based on Net Assets of $10,049,560.
(A)	Floating rate security - Rate disclosed is the rate in effect on April 30, 2015.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Unsettled bank loan.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

MTN — Medium Term Note

Ser — Series

TBA — To Be Announced

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
APRIL 30, 2015 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $13,713,982)	$13,668,480
Receivable for Investment Securities Sold	421,991
Dividends and Interest Receivable	45,756
Receivable from Investment Adviser	30,344
Deferred Offering Costs - Note 2	29,854
Prepaid Expenses	8,202

Total Assets	14,204,627

Liabilities:
Payable for Investment Securities Purchased	4,117,858
Payable Due to Administrator	9,041
Chief Compliance Officer Fees Payable	2,901
Payable due to Trustees	1,004
Other Accrued Expenses	24,263

Total Liabilities	4,155,067

Net Assets	$10,049,560

Net Assets Consist of:
Paid-in Capital	$10,031,980
Undistributed Net Investment Income	12,919
Accumulated Net Realized Gain on Investments	50,163
Net Unrealized Depreciation on Investments	(45,502)

Net Assets	$10,049,560

I Class Shares
Net Assets	$10,049,419
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,003,171

Net Asset Value, Offering and Redemption Price Per Share	$10.02

R Class Shares
Net Assets	$141
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	14

Net Asset Value, Offering and Redemption Price Per Share	$10.02*

* Net Assets divided by Shares do not calculate to the stated NAV because Net Assets are shown rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
FOR THE PERIOD ENDED
APRIL 30, 2015*
(Unaudited)

STATEMENT OF OPERATIONS

Investment Income
Interest	$58,764

Total Investment Income	58,764

Expenses
Administration Fees	36,164
Investment Advisory Fees	12,572
Trustees’ Fees	4,535
Chief Compliance Officer Fees	2,901
Offering Costs - Note 2	25,980
Transfer Agent Fees	17,631
Legal Fees	12,631
Audit Fees	9,269
Printing Fees	6,316
Custodian Fees	1,645
Registration Fees	1,606
Insurance and Other Expenses	5,017

Total Expenses	136,267

Less:
Investment Advisory Fees Waived	(12,572)
Reimbursement of Expense by Investment Adviser	(109,550)

Net Expenses	14,145

Net Investment Income	44,619

Net Realized Gain on:
Investments	50,163

Net Change in Unrealized Depreciation on:
Investments	(45,502)

Net Realized and Unrealized Gain	4,661

Net Increase in Net Assets Resulting from Operations	$49,280

* Commenced operations on December 31, 2014.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND

STATEMENT OF CHANGES IN NET ASSETS

Period ended April 30, 2015* (Unaudited)
Operations:
Net Investment Income	$44,619
Net Realized Gain on Investments	50,163
Net Change in Unrealized Depreciation on Investments	(45,502)

Net Increase in Net Assets Resulting from Operations	49,280

Dividends and Distributions from:
Net Investment Income:
I Class	(31,700)

Total Dividends and Distributions	(31,700)

Capital Share Transactions:
I Class:
Issued	10,000,140
Reinvestment of Dividends	31,700

Increase from I Class Shares Capital Share Transactions	10,031,840

R Class:
Issued	140

Increase from R Class Shares Capital Share Transactions	140

Net Increase in Net Assets from Capital Share Transactions	10,031,980

Total Increase in Net Assets	10,049,560

Net Assets:
Beginning of Period	—

End of Period	$10,049,560

Undistributed Net Investment Income	$12,919

Shares Issued and Redeemed:

I Class:
Issued	1,000,014
Reinvestment of Dividends	3,157

Increase in Shares Outstanding from I Class Share Transactions	1,003,171

R Class:
Issued	14

Increase in Shares Outstanding from R Class Share Transactions	14

Net Increase in Shares Outstanding from Share Transactions	1,003,185

* Commenced operations on December 31, 2014.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	I Class Shares
	Period Ended April 30, 2015‡ (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Operations:
Net Investment Income Gain(1)	0.04
Net Realized and Unrealized Gain on Investments	0.01

Total from Operations	0.05

Dividends and Distributions from:
Net Investment Income	(0.03)

Total Dividends and Distributions	(0.03)

Net Asset Value, End of Period	$10.02

Total Return †	0.52%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$10,050
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	0.45	%*
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	4.26	%*
Ratio of Net Investment Income to Average Net Assets	3.81	%*
Portfolio Turnover Rate	362	%**

‡	The Fund commenced operations on December 31, 2014. The I Class was seeded on December 31, 2014 and commenced operations on January 6, 2015.
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
(1)	Per share calculations were performed using average shares for the period.
*	Annualized.
**	Portfolio turnover rate is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	R Class Shares
	Period Ended April 30, 2015‡ (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Operations:
Net Investment Income Gain(1)	0.08
Net Realized and Unrealized Loss on Investments	(0.03)	^

Total from Operations	0.05

Dividends and Distributions from:
Net Investment Income	(0.03)

Total Dividends and Distributions	(0.03)

Net Asset Value, End of Period	$10.02

Total Return †	0.52%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$—
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	—	%(2)
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	—	%(2)
Ratio of Net Investment Income to Average Net Assets	2.31	%*
Portfolio Turnover Rate	362	%**

‡	The Fund commenced operations on December 31, 2014. The R Class was seeded on December 31, 2014 and commenced operations on January 6, 2015.
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
(1)	Per share calculations were performed using average shares for the period.
(2)	The R Class did not incur any expenses from December 31, 2014 (commencement of operations) through the period ended April 30, 2015 due to the low level of assets.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized gain on investments for the period because of the sales and timing of capital transactions in relation to fluctuating market value of the investments of the Fund.
*	Annualized.
**	Portfolio turnover rate is for the period indicated and has not been annualized.

Amounts	designated as “—“ are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
APRIL 30, 2015 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eleven funds. The financial statements herein are those of the Logan Circle Partners Funds. The Logan Circle Partners Funds currently include the Logan Circle Partners Core Plus Fund (the “Fund”). The Fund is diversified and its investment objective is to seek to maximize capital appreciation and income. The Fund invests in a portfolio of investment grade, U.S. fixed income securities of any maturity or duration. The Fund also may invest up to 20% of its net assets in any combination of high yield bonds (also known as “junk bonds”) and non-U.S. fixed income securities, including emerging market bonds. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Fund commenced operations on December 31, 2014. The Fund consists of I Class Shares and R Class Shares which were seeded on December 31, 2014 and commenced operations on January 6, 2015.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
APRIL 30, 2015 (Unaudited)

sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Third-party valuation providers often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Funds’ pricing agent for such securities, if available, and otherwise are valued at amortized cost.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

As of April 30, 2015, there were no securities valued in accordance with the fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
APRIL 30, 2015 (Unaudited)

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For details of the investment classifications, refer to the Schedule of Investments.

For the period ended April 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2015, there were no Level 3 securities.

For the period ended April 30, 2015, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
APRIL 30, 2015 (Unaudited)

sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — The Fund will distribute its net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of April 30, 2015, the remaining amount still to be amortized for the Fund was $29,854.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
APRIL 30, 2015 (Unaudited)

Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2015, the Fund paid $36,164 for these services.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the Fund’s R Class Shares’ average net assets. For the period ended April 30, 2015, the R Class Shares incurred no shareholder servicing fees.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Logan Circle Partners L.P., (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets. The Adviser has contractually agreed (effective December 15, 2014) to reduce fees and/or reimburse expenses to the extent necessary to keep the total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.45% of the Fund’s Institutional Class Shares’ average daily net assets and 0.70% of the Fund’s R Class Shares’ average daily net assets until February 28, 2016. This Agreement may be terminated: (i) by

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
APRIL 30, 2015 (Unaudited)

the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2016. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the total annual operating expenses and the aforementioned expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period. As of April 30, 2015, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $122,122, expiring in 2018.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than in-kind transactions and short-term investments, for the period ended April 30, 2015, were as follows:

	U.S. Government	Other	Total
Purchases	$36,763,271	$5,963,281	$42,726,552
Sales	32,279,663	1,404,926	33,684,589

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2015, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$13,713,982	$33,409	$(78,911)	$(45,502)

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
APRIL 30, 2015 (Unaudited)

8. Other:

At April 30, 2015, 100% of I Class Shares total shares outstanding were held by one record shareholder and 100% of R Class Shares total shares outstanding were held by three record shareholders. These shareholders included omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. Subsequent Events:

Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
APRIL 30, 2015 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
APRIL 30, 2015 (Unaudited)

DISCLOSURE OF FUND EXPENSES – concluded

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/31/14	Ending Account Value 4/30/15	Annualized Expense Ratios		Expenses Paid During Period
Logan Circle Partners Core Plus Fund***
Actual Fund Return
I Class	$1,000.00	$1,005.20	0.45%		$1.41	*
R Class	1,000.00	1,005.20	0.00	%(1)	0.00
Hypothetical 5% Return
I Class	$1,000.00	$1,022.56	0.45%		$2.26	**
R Class	1,000.00	1,021.32	0.70	%(2)	3.51	**

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 114/365 (to reflect the commencement of operations period shown.)
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)
***	Commenced operations on December 31, 2014.
(1)	There were no expenses accrued in the period due to low average net assets of the class.
(2)	The share class is expected to run at the expense limit of 0.70% when assets are contributed.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
APRIL 30, 2015 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on September 18, 2014 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance systems; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
APRIL 30, 2015 (Unaudited)

of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the proposed Agreement. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers proposed to be primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
APRIL 30, 2015 (Unaudited)

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Logan Circle Partners Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-800-252-4993

Adviser:

Logan Circle Partners L.P.

1717 Arch Street, Suite 1500

Philadelphia, PA 19103

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

LCP-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015